Financial instruments and risk management - Summary of changes in fair value of Level 3 financial assets and financial liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Currency translation adjustments	$ (546)	$ 890
Level 3
Disclosure of detailed information about financial instruments [line items]
Opening balance	395	383
Currency translation adjustments	(6)	16
Total realised gains/(losses) included in consolidated sales revenue	27	11
Total realised gains/(losses) included in net operating costs	(50)	(39)
Total unrealised gains included in net operating costs	68	24
Total unrealised (losses)/gains transferred into other comprehensive income through cash flow hedges	(212)	26
Additions to (financial liabilities)/assets	(21)	1
Disposals/maturity of financial instruments	(6)	(27)
Transfers	(18)	0
Closing balance	177	395
Net gains for the year included in the income statement for assets and liabilities held at year end	$ 20	$ 0